UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09709
                                                    ----------------------------

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                     Date of reporting period: MAY 31, 2007
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2007                              HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (a) - 111.9%

AEROSPACE - AEROSPACE/DEFENSE - 2.4%
              AWAS Capital, Inc.
                 First Priority Term Loan,
 11,672,121      7.13%, 03/15/13                                     11,584,580
                 Second Priority Term Loan,
  6,919,036      11.38%, 03/15/13                                     7,014,173
              DeCrane Aircraft Holdings, Inc.
                 First Lien Term Loan, 8.07%,
     62,251      02/21/13                                                62,756
                 First Lien Term Loan, 8.08%,
  6,437,749      02/21/13                                             6,490,024
  1,903,900   Forgings International Holdings.
                 (Firth Rixon)
                 Term D (UK), 9.73%, 03/22/15                         1,941,978
              Forgings International Ltd. (Firth
              Rixon)
                 Term B2 (UK), 7.85%,
  2,381,060      09/11/14                                             2,416,038
                 Term C2 (USD), 8.10%,
  2,383,511      09/11/15                                             2,418,524
              Hawker Beechcraft Acquisition
              Company LLC
                 Line of Credit Facility Deposit,
    585,106      5.25%, 03/26/14                                        588,763
  6,914,894      Term Loan, 7.32%, 03/26/14                           6,959,218
              IAP Worldwide Services, Inc.
                 First Lien Term Loan, 9.69%,
  2,972,475      12/30/12                                             2,979,906
                 Second Lien Term Loan,
  3,500,000      15.19%, 06/20/13                                     3,522,960
              TDS Investor Corp. (Travelport)
                 Dollar Term Loan, 7.85%,
 13,903,728      08/23/13 (b)                                        14,006,477
                 Synthetic Letter of Credit,
  1,104,101      7.85%, 08/23/13                                      1,111,697
                 Tranche B Dollar Term Loan,
     89,426      08/23/13 (b)                                            90,041
  2,936,471   Vought Aircraft Industries, Inc.
                 Term Loan, 7.83%, 12/22/11                           2,962,165
              Wesco Aircraft Hardware Corp.
                 First Lien Term Loan, 7.60%,
  2,981,667      09/30/13                                             3,005,431
                 Second Lien Term Loan,
  1,000,000      11.10%, 03/28/14                                     1,023,760
                                                                  -------------
                                                                     68,178,491
                                                                  -------------
AEROSPACE - AIRLINES - 3.4%
              Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
  1,714,286      8.74%, 06/01/11                                      1,717,509
                 Tranche A-2 Term Loan,
  4,285,714      8.74%, 06/01/11                                      4,296,429
              Delta Airlines, Inc.
  2,000,000      Comair ALPA Claim, 12/31/10 (c)                      1,030,000
                 Credit-Linked Deposit Loan,
  1,000,000      7.36%, 04/30/12                                      1,005,200
                 Second Lien Term Loan,
  1,000,000      8.61%, 04/30/14                                      1,014,060
                 Term Loan Equipment Notes,
  5,791,716      8.86%, 09/29/12                                      5,798,955
  1,500,000      Trade Claim, 12/31/10 (c)                              957,510

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

AEROSPACE - AIRLINES (CONTINUED)
              Northwest Airlines, Inc.
  5,400,000      ALPA Trade Claim, 08/21/13 (b)                       3,618,000
                 Bell Atlantic Trade Claims,
  2,900,000      08/21/13 (b)                                         1,943,000
                 Citibank/Airbus Trade Claim,
  3,000,000      08/21/13 (c)                                         2,010,000
  2,500,000      EDC Trade Claims, 08/21/13 (b)                       1,675,000
  3,500,000      GE Trade Claim, 08/21/13 (b)                         2,573,620
  6,250,000      Mesaba Trade Claim, 08/15/07 (c)                     4,187,500
                 Term Loan DIP, 7.32%,
 10,000,000      08/21/08                                            10,050,000
 21,600,000      Trade Claim, 08/21/13 (b)                           14,472,000
                 US Bank Trade Claim,
  2,250,000      08/21/13 (c)                                         1,586,250
 40,500,000   US Airways, Inc.
                 Term Loan, 7.85%, 03/21/14                          40,835,340
                                                                  -------------
                                                                     98,770,373
                                                                  -------------
BROADCASTING - 3.6%
  4,874,517   All3Media Intermediate Ltd.
                 UK Term Loan B, 7.74%,
                 08/31/14                                             4,892,796
  2,487,500   Barrington Broadcasting Group LLC
                 Term Loan, 7.61%, 08/11/13                           2,508,743
 10,000,000   Clarke American Corp.
                 Tranche B Term Loan, 9.75%,
                 06/30/14                                            10,012,500
  5,262,321   CMP Susquehanna Corp.
                 Term Loan, 7.36%, 05/06/13                           5,303,104
  5,000,000   Discovery Communications
                 Holding LLC
                 Term Loan B, 05/14/01 (b)                            5,048,450
 31,285,893   Millennium Digital Media
                 Systems, LLC
                 Facility B Term Loan, 9.39%,
                 06/30/11                                            31,523,666
              NextMedia Operating, Inc.
                 Delay Draw Term Loan,
    684,882      7.32%, 11/15/12                                        686,594
                 Initial Term Loan (First Lien),
  1,540,984      7.32%, 11/15/12                                      1,544,836
                 Second Lien Term Loan,
  1,000,000      9.82%, 11/15/13                                      1,017,500
 11,000,000   Paxson Communications Corp.
                 First Lien Term Loan, 8.61%,
                 01/15/12                                            11,261,250
  2,000,000   Persona Communications Corp.
                 Second Lien Term Loan,
                 11.36%, 04/12/14                                     2,037,500
              Young Broadcasting, Inc.
 27,321,427      Term Loan, 7.88%, 11/03/12                          27,520,873
    934,993      Term Loan, 11/03/12 (b)                                941,818
                                                                  -------------
                                                                    104,299,630
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

CABLE - INTERNATIONAL CABLE - 1.7%
  4,950,000   Liberty Cablevision of Puerto
                 Rico, Ltd.
                 Term Loan, 7.61%, 03/01/13                           4,963,959
  2,775,000   Puerto Rico Cable Acquisition
                 Co., Inc.
                 First Lien Term Loan, 8.63%,
                 07/28/11                                             2,788,875
    805,000   San Juan Cable, LLC
                 Second Lien Term Loan,
                 10.85%, 10/31/13                                       815,739
 31,726,250   UPC Financing Partnership
                 Facility N1, 7.08%, 12/31/14 (b)                    31,795,730
  8,000,000   Virgin Media Inc.
                 B4 Facility, 7.36%, 07/30/12                         8,061,120
                                                                  -------------
                                                                     48,425,423
                                                                  -------------
CABLE - US CABLE - 5.7%
  6,481,255   Atlantic Broadband Finance LLC
                 Tranche B-2 Term Loan,
                 7.60%, 09/01/11                                      6,573,418
              Bresnan Communications LLC
                 Add On Term Loan B,
  1,500,000      09/29/13 (b)                                         1,506,420
                 Tranche B Term Loan, 7.29%,
  7,825,000      09/29/13                                             7,858,491
  4,000,000   CCO Holdings, LLC
                 Incremental Loan, 7.85%,
                 09/06/14                                             4,015,040
     92,734   Century Cable Holdings LLC
                 Term Loan, 10.25%, 06/30/09                             91,112
              Cequel Communications LLC
                 Second Lien Tranche A Term
  4,275,000      Loan, 9.86%, 05/05/14 (b)                            4,423,300
 13,500,000      Term Loan, 7.35%, 11/05/13 (b)                      13,529,566
              Charter Communications
              Operating, LLC
 43,166,667      Term Facility, 7.32%, 04/28/13 (b)                  43,247,820
 18,500,000      Term Loan, 7.35%, 03/05/14 (b)                      18,523,125
  1,000,000      Term Loan, 08/14/14 (b)                              1,003,760
 23,752,519   CSC Holdings, Inc.
                 Incremental Term Loan,
                 7.07%, 03/29/13                                     23,819,970
 12,500,000   Knology, Inc.
                 Term Loan, 7.59%, 06/30/12 (b)                      12,617,250
              Mediacom Broadband Group
                 Tranche D-1 Term Loan,
  1,000,000      7.11%, 01/31/15                                      1,001,700
                 Tranche D-2 Term Loan,
  1,000,000      7.10%, 01/31/15                                        999,060
    997,500   Mediacom Illiniois, LLC
                 Tranche C Term Loan, 7.11%,
                 01/31/15                                             1,000,612
              Northland Cable Television, Inc.
                 First Lien Term Loan B, 9.35%,
  4,937,500      12/22/12                                             4,949,844
                 Second Lien Term Loan,
  6,000,000      13.36%, 06/22/13                                     6,000,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

CABLE - US CABLE (CONTINUED)
              WideOpenWest Finance LLC
                 First Lien Term Loan, 7.61%,
 12,085,009      05/01/13                                            12,121,264
                 Second Lien Term Loan,
  2,000,000      10.36%, 05/01/14                                     2,030,000
                                                                  -------------
                                                                    165,311,752
                                                                  -------------
CHEMICALS - COMMODITY & FERTILIZER - 0.6%
  7,000,000   Celanese
                 Term Loan, 7.10%, 04/02/14                           7,045,080
    533,694   Cognis Corp.
                 Dollar Facility B, 8.10%,
                 03/31/12                                               537,585
  5,000,000   Cognis GMBH
                 Term Loan C, 7.32%, 09/15/13                         5,036,450
  5,746,708   Ferro Corp.
                 Term Loan, 8.07%, 06/06/12                           5,748,547
                                                                  -------------
                                                                     18,367,662
                                                                  -------------
CHEMICALS - SPECIALTY CHEMICALS - 1.5%
  1,000,000   Berry Plastics Holding Corp.
                 Term C Loan, 04/03/15 (b)                            1,005,620
  4,000,000   BPC Holding Corp. (Berry Plastics)
                 Term Loan B, 7.12%,
                 09/20/13                                             4,030,000
              Brenntag Holding GMBH & Co.
                 Acquisition Facility, 7.89%,
    294,545      01/17/14                                               297,123
                 Facility B2 Term Loan, 7.89%,
  1,205,365      01/17/14                                             1,223,734
                 Second Lien Dollar Facility,
  1,000,000      11.89%, 01/17/16                                     1,025,620
  1,245,938   Georgia Gulf Corp.
                 Term Loan, 7.32%, 10/03/13                           1,260,141
              Ineos U S Finance LLC
                 Term Loan A4 Facility, 7.58%,
  1,800,000      12/14/12                                             1,803,996
                 Term Loan B2 Facility, 7.58%,
  6,187,500      12/16/13                                             6,256,181
                 Term Loan C2 Facility, 8.08%,
  6,187,500      12/15/14                                             6,263,544
  3,208,149   ISP Chemco, Inc.
                 Term Loan, 7.13%, 02/15/13                           3,222,842
  3,884,795   Kraton Polymers Group of Cos.
                 Term Loan, 7.38%, 05/13/13                           3,918,826
              Lucite International US Finco LLC
                 Term B-1 Advance, 8.07%,
  1,837,261      07/07/13                                             1,859,088
                 Term B-2 Advance, 8.07%,
    167,939      07/07/13 (d)                                           169,722
  5,000,000   Panda Hereford Ethanol, L.P.
                 Tranche A Term Loan, 9.07%,
                 07/28/13                                             4,875,000
  6,389,798   Rockwood Specialties Group, Inc.
                 Tranche E Term Loan, 7.36%,
                 07/30/12                                             6,463,664
                                                                  -------------
                                                                     43,675,101
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

MAY 31, 2007                              HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

CONSUMER DURABLES - 0.1%
  3,660,646   Rexair LLC
                 First Lien Term Loan, 9.60%,
                 06/30/10                                             3,669,797
                                                                  -------------
CONSUMER NON-DURABLES - 2.5%
  2,124,318   American Achievement Corp.
                 Tranche B Term Loan, 7.72%,
                 03/25/11                                             2,142,927
  7,000,000   Amscan Holdings
                 Term Loan, 05/25/13 (b)                              7,030,660
  1,315,240   Bare Escentuals Beauty, Inc.
                 First Lien Term Loan, 7.82%,
                 02/18/12                                             1,326,748
  3,982,222   BioTech Research
                 Labs/Philosophy Merger Sub,
                 Inc.
                 First Lien Term Loan, 7.36%,
                 03/17/14                                             3,983,497
  1,111,111   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 12.91%, 02/04/12                                     1,066,667
  2,992,500   DS Waters of America, Inc.
                 Term Loan B, 7.59%, 10/27/12                         2,999,981
  1,778,147   Eastman Kodak Co.
                 Term B-1 Advance, 10/18/12 (b)                       1,782,468
  3,704,286   Hanesbrands, Inc.
                 Term Loan B, 7.11%,
                 09/05/13                                             3,729,771
  5,578,470   Hillman Group, Inc.
                 Term Loan B, 8.38%, 07/21/13                         5,641,228
  3,750,000   Iconix Brand Group, Inc.
                 Term Loan, 05/02/13 (b)                              3,782,813
    771,924   Jarden Corp.
                 Term Loan B1, 7.10%,
                 01/24/12                                               774,997
  2,887,500   Owens-Brockway Glass
                 Container Inc.
                 Tranche B Term Loan, 6.82%,
                 06/14/13                                             2,897,982
  2,778,589   Prestige Brands Holdings, Inc.
                 Tranche B Term Loan, 7.63%,
                 04/06/11                                             2,798,261
              Smart & Final Stores, Corp.
                 First Lien Delay Draw,
    804,020      05/31/14 (b)                                           804,020
  1,195,980      First Lien Term Loan, 04/27/14 (b)                   1,195,980
              Solo Cup Co.
                 Second Lien Term Loan,
  1,000,000      11.57%, 03/31/12                                     1,025,000
                 Term B1 Loan, 8.84%,
  4,808,963      02/27/11                                             4,898,121
                 Term B1 Loan, 8.85%,
 11,170,787      02/27/11                                            11,377,893
              Spectrum Brands
                 Dollar Term B II Loan, 9.32%,
  1,739,831      03/30/13                                             1,747,451
                 Dollar Term B Loan, 9.33%,
  9,776,883      03/30/13                                             9,911,315
                 Synthetic Letter of Credit,
    483,286      5.17%, 03/30/13                                        490,236

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

CONSUMER NON-DURABLES (CONTINUED)
              Technical Concepts, LLC
                 U. S. Dollar Term Loan A,
    785,738      8.57%, 01/01/11                                        787,702
                 U. S. Dollar Term Loan B,
    809,409      8.82%, 01/01/13                                        811,432
                                                                  -------------
                                                                     73,007,150
                                                                  -------------
DIVERSIFIED MANUFACTURING - 0.1%
  3,000,000   HIT Entertainment PLC
                 Term Facility, 7.34%, 02/03/13                       3,018,360
                                                                  -------------
DIVERSIFIED MEDIA - 8.7%
 12,745,266   American Lawyer Media
                 Holdings, Inc.
                 First Lien Term Loan, 7.85%,
                 03/05/10                                            12,774,452
    374,944   Black Press Group Ltd.
                 Term B-2 Tranche Loan,
                 7.36%, 08/02/13                                        377,877
    617,556   Black Press U S Partnership
                 Term B-1 Tranche Loan,
                 7.36%, 08/02/13                                        622,385
              Cenveo Corp.
                 Delayed Draw Term Loan,
    110,345      7.10%, 06/21/13                                        110,483
  3,310,345      Term Loan C, 7.10%, 06/21/13                         3,318,091
  9,950,000   Cinemark USA, Inc.
                 Term Loan, 7.13%, 10/05/13                          10,004,725
  2,878,333   Endurance Business Media, Inc.
                 First Lien Term Loan, 8.07%,
                 07/26/13 (b)                                         2,911,607
  2,970,000   HIT Entertainment PLC
                 Term Facility, 7.34%, 03/20/12                       2,988,176
  1,000,000   Knowledgepoint360 Group LLC
                 Second Lien Term Loan,
                 12.32%, 04/26/15 (e)                                 1,000,000
  3,950,000   Merrill Communications LLC
                 Combined Term Loan, 7.58%,
                 12/22/12                                             3,985,155
              Metro-Goldwyn-Mayer Holdings II, Inc.
                 Tranche B Term Loan, 8.61%,
  9,505,000      04/08/12                                             9,545,681
                 Tranche B Term Loan, 8.60%,
 15,290,247      04/08/12                                            15,355,689
                 Tranche B-1 Term Loan,
  1,992,662      8.60%, 04/08/12                                      2,000,593
              North American Membership
              Group, Inc.
                 First Lien Tranche B Term
    989,519      Loan, 8.61%, 05/18/11                                  954,886
                 Second Lien Term Loan,
  3,000,000      16.61%, 11/21/11                                     2,940,000
              Panavision, Inc.
                 First Lien Term Loan, 8.35%,
  3,059,299      03/30/11                                             3,080,347
                 Second Lien Term Loan,
  3,500,000      12.36%, 03/30/12                                     3,561,250
              Penton Media, Inc.
                 First Lien Term Loan, 7.60%,
 18,250,000      02/01/13                                            18,375,560

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

DIVERSIFIED MEDIA (CONTINUED)
              Penton Media, Inc. (continued)
                 Second Lien Term Loan,
  8,000,000      10.36%, 02/01/14                                     8,080,000
              Readers Digest Association, Inc.
    322,500      Revolver, 7.99%, 02/17/13 (d)                          320,894
                 U.S. Term Loan, 7.38%,
  5,000,000      03/02/14                                             5,016,100
              Riverdeep Interactive Learning
              USA, Inc.
                 Bridge Facility, 11.55%,
  2,376,499      12/21/14 (b)                                         2,385,411
 21,443,357      Term Loan, 8.10%, 12/20/13 (b)                      21,588,523
              Springer Science+Business Media S.A.
    562,496      Tranche B-2, 7.99%, 09/16/11                           569,528
    562,496      Tranche C-2, 8.37%, 07/05/14                           571,637
                 USD Tranche B-2 Add-on,
    338,124      7.99%, 07/05/13                                        342,351
                 USD Tranche C-2 Add On,
    338,124      8.37%, 07/05/14                                        343,619
                 USD Tranche E-2 Add On,
    366,301      8.37%, 07/05/14                                        372,253
              Tribune Co.
                 Initial Tranche B Advance,
 57,000,000      05/09/14 (b)                                        57,133,380
 35,500,000      Tranche X Advance, 05/18/09 (b)                     35,751,340
  1,506,667   Valassis Communications, Inc.
                 Tranche B Term Loan, 7.10%,
                 03/02/14 (d)                                         1,505,491
  3,106,646   VISANT Corp.
                 Tranche C Term Loan, 7.33%,
                 10/04/11                                             3,130,319
  8,453,759   VNU Inc./Nielsen Finance LLC
                 Dollar Term Loan, 7.61%,
                 08/09/13                                             8,538,804
  2,992,500   West Corp.
                 Term B-2 Loan, 7.75%,
                 10/24/13                                             3,019,612
  3,805,289   WMG Acquisitions Corp.
                 Term Loan, 7.36%, 02/28/11                           3,824,658
  4,000,000   Yell Group PLC
                 Facility B1 (USD), 7.32%,
                 10/27/12                                             4,035,520
                                                                  -------------
                                                                    250,436,397
                                                                  -------------
ENERGY - EXPLORATION & PRODUCTION - 2.0%
              ATP Oil & Gas Corp.
                 First Lien Term Loan, 8.87%,
 10,981,600      03/23/12                                            11,084,607
                 First Lien Term Loan, 8.88%,
 11,000,000      04/14/10                                            11,261,250
  1,000,000   Forest Alaska Operating LLC
                 Second Lien Term Loan,
                 11.82%, 12/08/11                                     1,005,000
              III Exploration II LP
                 Initial Term Loan, 8.85%,
  8,500,000      10/28/13                                             8,510,625
                 Second Lien Loan, 11.85%,
  2,000,000      04/29/14                                             2,005,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

ENERGY - EXPLORATION & PRODUCTION (CONTINUED)
 11,000,000   Paramount Resources Ltd.
                 Term Loan, 9.82%, 08/28/12                          11,192,500
              Targa Resources, Inc.
                 Synthetic Term Loan, 5.23%,
  1,161,290      10/31/12                                             1,177,258
  4,766,129      Term Loan, 7.36%, 10/31/12                           4,816,745
  5,940,000   TARH E&P Holdings, LP
                 Second Lien Term Loan,
                 10.88%, 11/15/08                                     5,940,000
                                                                  -------------
                                                                     56,992,985
                                                                  -------------
ENERGY - OTHER ENERGY - 2.1%
              Alon USA Energy, Inc.
                 Edgington Facility, 7.60%,
    882,222      06/22/13                                               888,565
                 Paramount Facility, 7.61%,
  7,057,778      06/22/13                                             7,108,523
              Coffeyville Resources, LLC
                 Funded Letter of Credit,
  1,135,135      5.25%, 12/28/10                                      1,146,486
                 Tranche D Term Loan, 8.36%,
  5,864,865      12/28/13                                             5,923,514
              Delphi Acquisition Holding I B.V.
    488,759      Facility C, 8.19%, 01/11/15                            489,981
    488,759      Facility C, 7.69%, 01/11/16                            489,981
  1,000,000   El Paso Corp.
                 Deposit Loan, 5.22%, 07/31/11                        1,006,100
  4,500,000   Endeavour International Holding B.V.
                 Second Lien Term Loan,
                 12.36%, 11/01/11                                     4,635,000
 13,888,979   Helix Energy Solutions Group, Inc.
                 Term Loan, 7.33%, 07/01/13                          13,965,369
  2,970,000   MEG Energy Corp.
                 Initial Term Loan, 7.35%,
                 04/03/13 (d)                                         2,998,156
              Monitor US Finco, Inc.
                 First Lien Term Loan, 10.85%,
  3,990,000      01/11/14                                             4,009,950
                 Second Lien Term Loan,
  3,000,000      17.35%, 12/14/14                                     3,007,500
  2,000,000   SandRidge Energy, Inc.
                 Floating Rate Loan, 8.98%,
                 04/01/14                                             2,065,000
  1,605,033   SemCrude LP
                 U.S. Term Loan, 7.59%,
                 03/16/11                                             1,612,063
  1,000,000   Total Safety U.S., Inc.
                 Second Lien Term Loan,
                 11.85%, 12/08/13                                     1,010,000
  1,000,000   Venoco, Inc.
                 Second Lien, 9.32%, 05/07/14                         1,012,500
  4,987,500   Volnay Acquisition Co. I
                 Term Loan, 7.32%, 01/12/14                           5,040,467
  3,000,000   Willbros USA, Inc.
                 Syndicate Term Loan, 10.28%,
                 10/27/09                                             3,015,000
                                                                  -------------
                                                                     59,424,155
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

ENERGY - REFINING - 1.1%
  1,500,000   Concho Resources, Inc.
                 Second Lien Term Loan,
                 9.10%, 03/27/12                                      1,503,750
  2,000,000   Connacher Finance Corp.
                 Term Loan, 8.61%, 10/20/13                           2,017,500
  2,992,500   Eagle Rock Energy Partners
                 Series B Term Loan, 8.10%,
                 08/31/11                                             3,003,722
    500,000   Energy Transfer Equity, L.P.
                 Term Loan, 7.11%, 11/01/12                             503,750
  2,917,651   Hawkeye Renewables LLC
                 First Lien Term Loan,
                 9.36%, 06/30/12                                      2,880,275
  8,500,000   J Ray McDermott SA
                 Synthetic Facility, 5.25%,
                 06/06/12                                             8,585,000
  1,719,706   Petroleum Geo-Services
                 ASA/PGS Finance, Inc.
                 Term Loan, 7.60%, 12/17/12                           1,738,519
  3,000,000   Port Barre Investments, LLC
                 Term Loan B, 7.48%,
                 09/06/14                                             3,011,250
  1,714,286   Resolute Aneth, LLC
                 Second Lien Tern Loan,
                 10.35%, 04/13/12                                     1,722,857
              Western Refining, Inc.
                 Delayed Draw Term Loan,
  1,571,429      05/30/14 (b)                                         1,579,286
                 Initial Advance Loan,
  6,428,571      05/30/14 (b)                                         6,460,714
                                                                  -------------
                                                                     33,006,623
                                                                  -------------
FINANCIAL - 3.1%
  1,745,625   AlixPartners, LLP
                 Tranche B Term Loan,
                 7.61%, 10/12/13                                      1,760,899
              American Wholesale Insurance
              Group, Inc.
                 First Lien Term Loan A,
    966,064      10.25%, 10/27/11                                       967,880
                 Second Lien Term Loan B,
  2,000,000      14.75%, 04/27/12                                     2,005,000
  2,623,393   Arias Acquisitions, Inc.
                 Term Loan, 10.86%,
                 01/26/12                                             2,527,482
  1,500,000   Bay Point Re Ltd.
                 Term Loan, 9.85%, 12/31/10                           1,516,875
              Checksmart Financial Co.
  1,985,000      First Lien Tranche B Term
                 Loan, 8.12%, 05/01/12                                1,994,925
  2,500,000      Second Lien Term Loan,
                 10.89%, 05/01/13                                     2,531,250
  7,000,000   Concord Re Ltd.
                 Term Loan, 9.61%, 02/29/12                           7,078,750
  5,972,494   Conseco, Inc.
                 Term Loan, 7.32%, 10/10/13                           6,004,267
  4,145,833   Crump Group, Inc.
                 Tranche B Term Loan,
                 8.32%, 12/19/12                                      4,151,016
  2,000,000   Cyrus Reinsurance Ltd.
                 Term Loan, 9.60%, 12/31/10                           2,002,500
              Dollar Financial Corp.
                 Canadian Borrower Term
  2,003,997      Loan, 8.05%, 10/30/12                                2,015,259

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

FINANCIAL (CONTINUED)
              Dollar Financial Corp. (continued)
                 Delayed Draw Term Loan,
  1,476,702      8.05%, 10/30/12                                      1,484,558
    995,000   First American Payment
                 Systems, L.P.
                 Term Loan, 8.63%, 10/06/13                             999,975
              Flatiron Re Ltd.
                 Closing Date Term Loan,
  4,378,947      9.59%, 12/29/10                                      4,428,211
                 Delayed Draw Term Loan,
  2,121,053      9.59%, 12/29/10                                      2,144,914
  3,333,333   FleetCor Technologies
                 Operating Co., LLC
                 Tranche 1 Term Loan,
                 7.57%, 04/30/13                                      3,354,167
    952,594   IPayment, Inc.
                 Term Loan, 7.34%, 05/10/13                             949,022
  8,000,000   Kepler Holdings, Ltd.
                 Term Loan, 10.82%,
                 06/30/09                                             8,084,960
  1,995,000   LPL Holdings, Inc.
                 Tranche C Term Loan,
                 7.85%, 06/28/13                                      2,009,963
  4,500,000   MPH Mezzanine III LLC
                 Mezzanine 2B, 02/09/08 (b)                           4,511,250
  2,850,000   MPH Mezzanine III LLC
                 (Macklowe/EOP NYC
                 Portfolio Pool 1)
                 Mezzanine 3, 02/09/08 (b)                            2,857,125
              NASDAQ Stock Market, Inc.
                 Tranche B Term Loan,
    313,052      7.07%, 04/18/12                                        314,354
                 Tranche C Term Loan,
    181,469      7.07%, 04/18/12                                        182,224
  1,000,000   Online Resources Corp.
                 Term Loan A, 8.07%, 02/09/12                         1,002,500
              Panther Re Holdings Ltd.
  3,000,000      Term Loan A, 7.61%, 12/01/10                         3,022,500
  2,000,000      Term Loan B, 9.86%, 12/01/10                         2,020,000
  2,500,000   Penhall Holding Company
                 Senior Unsecured PIK
                 Toggle Term Loan, 12.82%,
                 04/01/12                                             2,506,250
  1,000,000   Riskmetrics Group Holdings, LLC
                 First Lien Term Loan B,
                 7.60%, 01/10/14                                      1,010,000
  5,000,000   Starbound Reinsurance Ltd.
                 Term Loan, 9.36%, 03/01/08                           5,025,000
  8,795,676   Wind Acquisition Holdings
                 Finance S.A.
                 PIK Term Loan USD, 12.61%,
                 12/21/11                                             9,037,557
                                                                  -------------
                                                                     89,500,633
                                                                  -------------
FOOD AND DRUG - 0.9%
  3,000,000   CTI Food Holdings Co. LLC
                 Secured Loan, 11.34%,
                 06/02/12                                             3,045,000
    380,521   Duloxetine Royalty Sub
                 Term Loan, 9.86%, 10/15/13                             383,375
  8,466,395   Jean Coutu Group, Inc.
                 Term Loan B, 7.88%,
                 07/30/11                                             8,482,651

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                5

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

FOOD AND DRUG (CONTINUED)
  4,033,855   Michael Foods, Inc.
                 Term Loan B-1, 7.36%,
                 11/21/10                                             4,071,047
    706,857   Nash Finch Co.
                 Initial Term Loan, 7.88%,
                 11/12/10                                               709,508
  8,000,000   Rite Aid Corp.
                 Senior Secured Bridge
                 Loan, 10/23/07 (b)                                   7,960,000
    211,432   Supervalu, Inc.
                 Term Loan B, 6.84%,
                 06/02/12                                               212,754
  1,496,250   Weight Watchers
                 International, Inc.
                 Term Loan B, 6.88%,
                 01/26/14                                             1,504,434
                                                                  -------------
                                                                     26,368,769
                                                                  -------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.4%
    565,217   B&G Foods, Inc.
                 Tranche C Term Loan,
                 7.36%, 02/26/13                                        568,043
    906,170   Nutro Products, Inc.
                 Term Facility, 7.35%,
                 04/26/13                                               906,732
  6,947,500   Reynolds American, Inc.
                 Term Loan, 7.13%, 05/31/12                           6,999,606
  3,952,525   WM. Bolthouse Farms, Inc.
                 First Lien Term Loan, 7.63%,
                 12/17/12                                             3,980,509
                                                                  -------------
                                                                     12,454,890
                                                                  -------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.5%
              Chiquita Brands LLC
     97,115      Term Loan B, 8.38%, 06/28/12                            97,935
  6,073,683      Term Loan C, 8.38%, 06/28/12                         6,150,575
              Dole Food Co., Inc.
                 Credit Linked Deposit, 5.23%,
    186,258      04/12/13                                               186,608
                 Tranche B Term Loan, 7.53%,
    415,937      04/12/13                                               416,653
     15,227   Merisant Co.
                 Tranche B Term Loan, 8.63%,
                 01/11/10                                                15,297
  5,568,996   Michelina's
                 Term Loan, 8.38%, 04/02/11                           5,645,570
  1,386,457   Solvest, Ltd.
                 Tranche C Term Loan, 7.46%,
                 04/12/13                                             1,388,620
                                                                  -------------
                                                                     13,901,258
                                                                  -------------
FOOD/TOBACCO - RESTAURANTS - 1.4%
  3,990,000   Aramark Canada Ltd.
                 Canadian Term Loan, 7.48%,
                 01/26/14                                             4,004,963
              Aramark Corp.
                 Line of Credit Facility, 5.20%,
    823,018      01/26/14                                               829,397
                 U.S. Term Loan, 7.35%,
 11,516,106      01/26/14                                            11,604,550
              Buffets Holdings, Inc.
                 PF Letter of Credit, 5.26%,
    583,513      05/01/13                                               588,619

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
              Buffets Holdings, Inc. (continued)
  1,265,625      Revolver, 9.34%, 11/01/11 (d)                        1,264,132
  4,405,625      Term Loan, 8.36%, 11/01/13                           4,440,518
  2,491,667   Caribbean Restaurant LLC
                 Tranche B Term Loan,
                 8.07%, 06/30/09                                      2,510,354
  3,913,100   El Pollo Loco, Inc.
                 Term Loan, 7.86%, 11/18/11                           3,937,596
    976,250   New World Restaurant Group, Inc.
                 First Lien Term Loan, 8.45%,
                 03/31/11                                               983,572
  5,000,000   OSI Restaurant Partners, Inc.
                 Term Loan B, 05/09/14 (b)                            5,043,150
  5,000,000   Pinnacle Foods Finance LLC
                 Term Loan, 8.10%, 04/02/14                           5,042,400
                                                                  -------------
                                                                     40,249,251
                                                                  -------------
FOREST PRODUCTS - PACKAGING - 1.7%
              Georgia-Pacific Corp.
                 Add-on Term Loan B, 7.09%,
  5,486,250      12/20/12                                             5,523,502
                 Term Loan B, 7.09%,
 26,056,351      12/20/07                                            26,237,963
 11,000,000   Graham Packaging Co.
                 Term Loan B, 7.63%,
                 10/07/11                                            11,099,000
              Smurfit Kappa Acquisitions
                 B1 Term Loan Facility, 7.73%,
  1,000,000      12/01/13                                             1,007,500
                 C1 Term Loan Facility, 8.23%,
  1,000,000      12/01/14                                             1,012,500
  3,000,000   Tegrant Corp.
                 First Lien Term Loan, 7.60%,
                 03/08/14                                             3,016,890
                                                                  -------------
                                                                     47,897,355
                                                                  -------------
FOREST PRODUCTS - PAPER - 0.4%
              Appleton Papers, Inc.
  2,669,138      Term Loan, 7.59%, 06/11/10                           2,680,241
  2,500,000      Term Loan B, 06/05/14 (b)                            2,510,400
  3,500,000   Graphic Packaging International, Inc.
                 Term Loan B, 05/16/14 (b)                            3,525,130
  1,496,193   NewPage Corp.
                 New Term Loan, 7.63%,
                 05/02/11                                             1,509,988
  2,364,671   Verso Paper Holdings LLC
                 Term B Loan, 7.13%,
                 08/01/13 (f)                                         2,375,028
                                                                  -------------
                                                                     12,600,787
                                                                  -------------
GAMING/LEISURE - GAMING - 1.4%
  2,755,906   Cannery Casino Resorts LLC
                 First Lien Term Loan, 7.61%,
                 05/17/13                                             2,757,614
  3,946,088   CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 7.35%,
                 07/13/12                                             3,974,461
  5,000,000   Copa Casino of Mississippi, LLC
                 Term Loan, 10.34%, 06/14/12                          5,062,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                6

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

GAMING/LEISURE - GAMING (CONTINUED)
  1,915,033   DHM Holdings Co., Inc.
                 Multi Draw Term Loan, 7.12%,
                 03/03/08 (d)                                         1,910,246
  6,019,341   Drake Hotel Acquisition
                 B Note 1, 8.22%, 10/01/07 (d)                        6,019,341
  1,485,000   London Arena & Waterfront
                 Finance LLC
                 Tranche A Term Loan, 7.84%,
                 03/08/12                                             1,497,994
  4,962,405   Penn National Gaming, Inc.
                 Term Loan B, 7.11%, 10/03/12                         4,999,226
  1,500,000   Pinnacle Entertainment, Inc.
                 Term Loan B, 7.32%, 12/14/11                         1,504,380
              VML U S Finance LLC
                 Term B Delayed Draw Project
  2,000,000      Loan, 7.61%, 05/25/12                                2,017,500
                 Term B Funded Project Loan,
  8,000,000      7.60%, 05/25/13                                      8,073,600
  2,000,000   Wynn Las Vegas LLC
                 Term Loan B, 7.23%, 08/15/13                         2,014,380
                                                                  -------------
                                                                     39,831,242
                                                                  -------------
GAMING/LEISURE - OTHER LEISURE - 4.6%
  1,921,795   AMF Bowling Worldwide, Inc.
                 Term Loan B, 8.32%, 08/27/09                         1,924,235
  2,325,000   BRE/ESA MEZZ 5 LLC
                 Mezzanine D Loan, 8.57%,
                 07/11/11                                             2,330,813
 12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan, 8.57%,
                 07/11/11                                            12,706,688
              Edge Las Vegas Development LLC
                 First Lien Term Loan, 8.82%,
  5,000,000      11/18/07                                             5,025,000
                 Second Lien Term Loan,
 11,000,000      14.32%, 11/18/07                                    11,055,000
              Fontainebleau Las Vegas LLC
                 Delayed Draw Term Loan,
  2,333,333      05/17/14 (b)                                         2,353,027
  4,666,667      Term Loan, 05/17/14 (b)                              4,706,053
              Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan, 8.07%,
  3,000,000      05/11/08                                             3,000,000
                 Tranche B Term Loan, 8.07%,
  2,000,000      05/11/08                                             2,000,000
                 Tranche C Term Loan,
 57,500,000      06/06/12 (b)                                        58,003,125
    997,500   Greenwood Racing Inc.
                 Term Loan, 7.57%, 11/28/11                           1,003,734
 10,164,918   Kuilima Resort Co.
                 First Lien Term Loan, 8.07%,
                 09/30/10 (b)                                        10,060,728
  4,972,506   Regal Cinemas Corp.
                 Term Loan, 7.11%, 10/27/13                           4,990,407
  1,000,000   Town Sports International LLC
                 Term Loan, 7.13%, 02/27/14                           1,003,750
              Trump Entertainment Resorts
              Holdings, L.P.
                 Term C-1 Facility, 7.87%,
  4,696,667      05/20/12                                             4,723,109
                 Term C-2 Facility, 7.85%,
  4,696,667      05/20/12                                             4,720,150

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

GAMING/LEISURE - OTHER LEISURE (CONTINUED)
              Yellowstone Mountain Club, LLC
  3,000,000      Loan (First Lien), 09/30/10 (b)                      2,998,740
    901,867      Term Loan, 7.70%, 09/30/10                             901,488
                                                                  -------------
                                                                    133,506,047
                                                                  -------------
HEALTHCARE - ACUTE CARE - 3.1%
  4,082,832   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 7.88%, 12/29/11                                      4,108,350
  1,975,000   Capella Healthcare, Inc.
                 First Lien Term Loan, 8.35%,
                 11/30/12                                             1,994,750
  1,823,086   ComPsych Investments Corp.
                 Term Loan, 8.10%, 02/17/12                           1,836,759
    375,017   Cornerstone Healthcare Group
                 Holding, Inc.
                 Revolver, 10.30%, 07/15/11 (d) (e)                     348,289
  2,393,097   DaVita Inc.
                 Tranche B-1 Term Loan,
                 6.84%, 10/05/12                                      2,402,621
              HCA, Inc.
                 Tranche A Term Loan, 7.11%,
    989,773      11/16/12                                               997,869
                 Tranche B Term Loan, 7.60%,
 63,840,000      11/18/13                                            64,643,107
  1,857,143   Healthcare Partners, LLC
                 New Term Loan, 7.10%,
                 10/31/13                                             1,861,581
  1,774,615   Matria Healthcare, Inc.
                 Tranche B-2 Term Loan,
                 7.35%, 01/09/12                                      1,782,388
              MultiPlan, Inc.
  1,865,342      Term Loan B, 7.82%, 04/12/13                         1,882,839
    858,928      Term Loan C, 7.82%, 04/12/13                           866,985
              National Mentor Holdings, Inc.
                 Institutional Letter of Credit
     56,000      Facility, 5.32%, 06/29/13                               56,175
                 Tranche B Term Loan, 7.35%,
    936,920      06/29/13                                               940,724
              Sheridan Healthcare, Inc.
                 Delayed Draw Term Loan,
    293,040      8.32%, 11/09/11                                        295,238
                 First Lien Term C Loan,
  1,696,960      8.33%, 11/09/11                                      1,701,202
              Stiefel Laboratories, Inc.
                 Delayed Draw Term Loan,
  1,296,910      7.61%, 12/28/13                                      1,306,637
                 First Lien Initial Term Loan,
  1,695,590      7.61%, 12/28/13                                      1,708,307
                                                                  -------------
                                                                     88,733,821
                                                                  -------------
HEALTHCARE - ALTERNATE SITE SERVICES - 1.8%
  1,427,112   American HomePatient, Inc.
                 Secured Promissory Note,
                 6.79%, 08/01/09 (e)                                  1,427,112

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                7

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
              CHG Acquisition Corp./CHG
              Healthcare Services, Inc./CHG
              Companies Inc./ CHG Medical
              Staffing, Inc.
                 First Lien Term Loan B, 7.82%,
  1,596,000      12/20/12                                             1,614,960
                 Second Lien Term Loan C,
  1,000,000      11.32%, 12/20/13                                     1,020,000
                 Synthetic Letter of Credit,
    400,000      8.07%, 12/20/12                                        404,752
              CRC Health Corp.
  1,990,000      Term Loan, 7.86%, 02/06/13                           2,013,641
  1,980,050      Term Loan, 7.85%, 02/06/13                           2,003,573
              FHC Health Systems, Inc.
                 Third Lien Additional Term
  1,500,000      Loan, 15.11%, 02/07/11                               1,552,500
                 Third Lien Term Loan, 15.11%,
  5,000,000      02/09/11                                             5,175,000
              Gambro Holding AB
  1,000,000      Facility B2, 7.87%, 06/05/14                         1,010,000
  1,000,000      Facility C2, 8.37%, 06/05/15                         1,011,250
 12,786,055   LifeCare Holdings (Rainier
                 Acquisition Corp.)
                 Term Loan, 7.60%, 08/11/12 (b)                      12,478,423
  5,647,272   Renal Advantage, Inc.
                 Tranche B Term Loan, 7.85%,
                 10/06/12                                             5,703,744
              Rural/Metro Operating Co. LLC
                 Letter of Credit Term Loan,
    720,588      5.17%, 03/04/11                                        725,993
  1,914,706      Term 1 Loan, 7.61%, 03/04/11                         1,929,066
 12,306,361   Select Medical Corp.
                 Tranche B Term Loan, 7.36%,
                 02/24/12 (b)                                        12,279,533
  1,965,000   Skilled Healthcare LLC
                 First Lien Term Loan, 7.57%,
                 06/15/12                                             1,979,738
                                                                  -------------
                                                                     52,329,285
                                                                  -------------
HEALTHCARE - MEDICAL PRODUCTS - 7.9%
  6,459,380   American Medical Systems, Inc.
                 Term Loan, 7.68%, 07/20/12                           6,523,974
  2,937,500   Benchmark Medical Holdings, Inc
                 Term Loan, 12/27/12 (b)                              2,930,156
  1,650,000   Bradley Pharmaceuticals, Inc.
                 Term Loan, 9.32%, 11/14/10                           1,658,250
  2,000,000   Carl Zeiss Vision Holding GMBH
                 Term B2 Facility, 7.84%,
                 07/24/15                                             2,022,500
              CB Diagnostics AB
  2,849,009      Facility B2, 7.48%, 03/19/15                         2,884,621
  8,433,296      Facility C2, 7.73%, 03/09/16                         8,580,879
              CCS Medical, Inc.
                 First Lien Term Loan, 8.60%,
 53,886,647      09/30/12 (b)                                        54,050,463
                 Second Lien Term Loan,
  4,750,000      13.35%, 03/30/13                                     4,773,750
  2,753,563   CompBenefits Corp.
                 Tranche B Term Loan, 8.34%,
                 04/12/12 (b)                                         2,772,507

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
  2,985,019   Encore Medical IHC, Inc.
                 Term Loan, 7.88%, 11/04/13                           2,995,287
              Fenwal, Inc.
                 First Lien Delayed Draw Term
  1,464,286      Loan, 02/28/14 (b) (d)                               1,472,515
                 Initial First Lien Term Loan,
 13,071,429      7.61%, 02/28/14                                     13,120,577
              Golden Gate National Senior Care LLC
                 First Lien Term Loan, 8.11%,
  4,578,571      03/14/11                                             4,611,491
                 Second Lien Term Loan,
  1,000,000      13.11%, 09/14/11                                     1,017,500
  4,000,000   Graceway Pharmaceuticals LLC
                 First Lien Term B Loan,
                 05/03/12 (b)                                         4,005,760
         30   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan, 7.60%,
                 05/26/13                                                    30
  5,000,000   Health Management Associates, Inc.
                 Term B Loan, 7.10%, 02/28/14                         5,023,200
              HealthSouth Corp.
 17,628,527      Term Loan, 7.85%, 03/10/13                          17,786,126
 13,363,618      Term Loan, 8.62%, 03/10/13 (b)                      13,483,089
  8,436,250   National Renal Intitutes, Inc.
                 Term Facility, 7.63%, 03/31/13                       8,446,795
              Nyco Holdings 3 ApS
  9,250,000      Facility B2, 7.85%, 12/29/14                         9,244,265
  9,250,000      Facility C2, 8.35%, 12/29/15                         9,290,515
              Patheon, Inc.
                 Tranche PB Loan, 7.82%,
  1,200,000      04/27/14                                             1,197,000
                 Tranche USB Loan, 7.82%,
    800,000      04/27/14                                               798,000
  4,000,000   Pharmaceutical Holdings Corp.
                 Term Loan, 8.57%, 01/30/12                           4,010,000
  2,500,000   Psychiatric Solutions, Inc.
                 Add-on Term Loan, 07/01/12 (b)                       2,500,000
  3,953,488   Reliant Pharmaceuticals, Inc.
                 Initial Term Loan, 8.59%,
                 03/31/12                                             3,985,591
              Sun Healthcare Group, Inc.
                 Delayed Draw Term Loan,
    126,437      04/19/14 (b)                                           126,753
                 Synthetic Line of Credit,
    160,920      04/19/14 (b)                                           161,322
    712,644      Term Loan, 04/19/14 (b)                                715,765
              Talecris Biotherapeutics Holdings Corp.
                 First Lien Term Loan, 10.50%,
 16,500,000      12/06/13                                            16,665,000
                 Second Lien Term Loan,
  7,500,000      11.86%, 12/08/14                                     7,762,500
  1,000,000   Triumph Healthcare Second
                 Holdings LLC
                 First Lien Term Loan, 8.35%,
                 07/28/13                                             1,006,880

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                8

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
              Warner Chilcott Co., Inc.
                 Dovobet Delayed Draw Term
    369,227      Loan, 7.61%, 01/18/12                                  370,151
                 Tranche B Acquisition Date
  1,095,946      Term Loan, 7.72%, 01/18/12                           1,098,686
                 Tranche B Acquisition Date
  8,898,306      Term Loan, 7.35%, 01/18/12                           8,944,666
  2,541,438   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.55%, 01/18/12                           2,556,534
                                                                  -------------
                                                                    228,593,098
                                                                  -------------
HOUSING - BUILDING MATERIALS - 1.8%
              American Buildings Co.
                 Term Loan A, 8.85%, 12/31/08
  1,474,430      (d)                                                  1,359,661
                 Term Loan B, 10.00%,
    921,439      12/31/08                                               866,153
              Atrium Cos., Inc.
                 Closing Date Term Facility,
  8,893,064      8.61%, 05/31/12                                      8,837,482
    890,343      Term Loan B, 06/09/12 (b)                              884,778
    988,056   Contech Construction Products
                 Term Loan, 7.33%, 01/31/13                             995,466
  2,858,919   Custom Building Products, Inc.
                 First Lien Term Loan, 7.60%,
                 10/20/11                                             2,867,267
  2,500,000   Jacuzzi Brands Corp.
                 First Lien Term Loan B,
                 02/07/14 (b) (f)                                     2,489,850
 15,706,620   Nortek, Inc.
                 Term Loan, 7.36%, 08/27/11                          15,776,985
  1,588,840   PGT Industries, Inc.
                 First Lien Tranche A-2 Term
                 Loan, 8.32%, 02/14/12                                1,600,756
  3,438,203   Pivotal Group Promontory
                 First Lien Term Loan, 8.07%,
                 08/31/10                                             3,416,714
  2,985,000   Roofing Supply Group LLC
                 First Lien Term Loan, 8.60%,
                 08/31/13                                             2,925,300
  1,000,000   Standard Pacific Corp.
                 Term Loan B, 6.86%, 05/05/13                           988,750
  4,056,711   Stile Acquisition Corp.
                 Canadian Term Loan, 7.35%,
                 04/06/13                                             4,011,073
  3,380,603   Stile U.S. Acquisition Corp.
                 U.S. Term Loan, 7.35%,
                 04/06/13                                             3,341,963
                                                                  -------------
                                                                     50,362,198
                                                                  -------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.1%
  2,500,000   BioMed Realty LP
                 Senior Secured Term Loan,
                 7.57%, 05/30/10                                      2,509,375
              Edge Star Partners LLC
                 First Lien Term Loan, 9.36%,
 10,950,000      08/21/07 (b)                                        10,977,375
                 Second Lien Term Loan,
  6,000,000      15.36%, 08/21/07                                     5,970,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
  4,000,000   EH/Transeastern, LLC/TE
                 TOUSA
                 Term Loan, 8.16%, 08/01/08 (f)                       3,930,000
              Ginn LA Conduit Lender, Inc.
                 First Lien Tranche A Credit-
                 Linked Deposit, 5.25%,
  5,826,456      06/08/11 (b)                                         5,648,050
                 First Lien Tranche B Term
 12,620,336      Loan, 8.35%, 06/08/11 (b)                           12,233,931
  2,143,382   Giraffe Intermediate, LLC
                 Mezzanine Note A-1, 7.08%,
                 08/09/10                                             2,143,382
              Kyle Acquisition Group LLC
  1,142,857      Facility B, 07/20/09 (b)                             1,157,143
    857,143      Facility C, 07/20/11 (b)                               867,857
  7,418,963   Lake at Las Vegas Joint Venture
                 First Lien Term Loan, 12.00%,
                 11/01/09                                             7,254,707
  4,942,462   LBREP/L-Suncal Master I LLC
                 First Lien Term Loan, 8.57%,
                 01/18/10                                             4,936,284
 12,000,000   LNR Property Corp.
                 Initial Tranche B Term Loan,
                 8.11%, 07/12/11                                     12,060,000
  3,283,813   Morningside Assisted Living
                 Senior Mortgage Loan, 8.13%,
                 10/12/08                                             3,292,023
    606,618   MPO Intermediate LLC
                 Mezzanine Note A-1, 7.08%,
                 08/09/10                                               606,618
  2,429,655   November 2005 Land Investors,
                 LLC
                 First Lien Term Loan, 8.10%,
                 05/09/11                                             2,447,877
              Pro-Build Holdings, Inc.
                 Delayed Draw Term Loan,
  1,376,550      7.10%, 06/29/13 (b)                                  1,367,946
                 Initial Term Loan, 7.10%,
  2,608,469      06/29/13 (b)                                         2,594,618
              Tamarack Resort LLC
                 Tranche A Credit-Linked
  3,196,689      Deposit, 5.26%, 05/19/11                             3,196,689
                 Tranche B Term Loan, 8.61%,
  4,747,083      05/19/11                                             4,747,083
  5,500,000   TE/TOUSA Mezzanine LLC
                 Senior Mezzanine Loan,
                 10.25%, 08/01/09                                     2,750,000
 16,755,413   Westgate Investments, LLC
                 Senior Secured Loan, 13.00%,
                 07/15/10 (e)                                        17,425,629
  4,000,000   Weststate Land Partners LLC
                 First Lien Term Loan, 8.61%,
                 11/01/07                                             4,020,000
              Woodlands Commercial Properties
              Co., LP
  5,000,000      Bridge Loan, 8.11%, 02/28/08                         5,006,250
                 Secured Term Loan, 7.31%,
    400,000      08/29/09                                               400,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                9

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
  1,600,000   Woodlands Land Devolopment
                 Co., LP
                 Secured Term Loan, 7.31%,
                 08/29/09                                             1,602,000
                                                                  -------------
                                                                    119,145,337
                                                                  -------------
INFORMATION TECHNOLOGY - 6.6%
 10,940,170   Advanced Micro Devices, Inc.
                 Term Loan, 7.32%, 12/31/13                          10,994,871
  9,794,485   Applied Systems, Inc.
                 Term Loan, 7.93%, 09/26/13                           9,855,701
              Aspect Software, Inc.
                 Second Lien Term Loan,
  1,000,000      12.44%, 07/11/12                                     1,016,250
                 Tranche A-1 Term Loan,
  1,990,000      8.38%, 07/11/11                                      1,999,950
              AZ Electronic Materials
  3,341,593      Facility B3, 03/30/15 (b)                            3,387,539
  3,341,593      Facility C3, 03/30/16 (b)                            3,400,070
  1,900,000   Billing Services Group North
                 America, Inc.
                 U.S. Term Loan, 7.88%,
                 05/05/12                                             1,902,375
              Caritor, Inc.
                 Synthetic Line of Credit,
    837,209      06/04/13 (b)                                           840,349
 11,162,791      Term Loan, 06/04/13 (b)                             11,204,651
  1,980,050   Corel Corp.
                 Term Loan, 9.32%, 05/02/12                           1,982,525
    989,960   Deltek Systems, Inc.
                 Term Loan, 7.60%, 04/22/11                             994,910
  6,992,500   DTN, Inc.
                 Tranche C Term Loan, 8.35%,
                 03/10/13                                             7,027,463
 19,950,000   Freescale Semiconductor, Inc.
                 Term Loan, 7.11%, 11/29/13                          19,981,122
              GXS Corp.
                 First Lien Term Loan, 10.36%,
  1,910,000      07/29/11                                             1,938,650
                 Second Lien Term Loan,
  2,000,000      14.61%, 01/29/12                                     2,030,000
              Infor Enterprise Solutions
              Holdings, Inc.
                 Delayed Draw Term Loan,
  4,095,424      9.10%, 07/28/12                                      4,130,399
                 Initial U.S. Term Facility,
  7,849,563      9.10%, 07/28/12                                      7,916,598
              Intergraph Corp.
                 First Lien Term Loan, 7.86%,
 14,407,394      05/29/14 (b)                                        14,542,535
                 Second Lien Term Loan,
  2,000,000      11.36%, 11/29/14                                     2,047,520
              IPC Systems, Inc.
                 Second Lien Term Loan,
  3,000,000      05/31/15 (b)                                         3,037,500
 12,250,000      Tranche B-1, 05/31/14 (b)                           12,311,250
 12,000,000   NameMedia, Inc.
                 Term Loan, 11.37%, 09/07/08                         12,060,000
  2,000,000   ON Semiconductor Corp.
                 Term Loan, 7.10%, 09/06/13                           2,010,840
  3,500,000   Open Solutions Inc.
                 Term Loan, 7.49%, 01/23/14                           3,530,625

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
  2,754,231   Open Text Corp.
                 Term Loan, 7.85%, 10/02/13                           2,774,888
  4,683,282   Ridgefield Midco Sarl
                 Facility A2, 13.11%, 09/30/16 (b)                    4,772,561
              SCS Holdings II Inc. (Sirius
              Computer Solutions)
                 First Lien Term Loan, 8.10%,
  3,682,308      11/30/12                                             3,700,719
                 Second Lien Term Loan,
  2,000,000      11.35%, 05/30/13                                     2,020,000
    155,556   Secure Computing Corp.
                 Term Loan, 8.61%, 08/31/13                             157,404
  5,152,500   Serena Software, Inc.
                 Term Loan, 7.59%, 03/10/13 (b)                       5,181,509
  2,000,000   Sitel, LLC
                 U.S. Term Loan, 7.84%,
                 01/30/14                                             2,015,000
 11,171,463   SunGard Data Systems, Inc.
                 Term Loan B, 7.36%, 02/28/14                        11,273,235
  2,000,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 11.60%, 08/15/13                                     2,005,000
  4,750,000   Vagent, Inc.
                 Term Loan, 7.61%, 02/14/13                           4,803,438
  9,000,000   Verint Systems, Inc.
                 Term Loan, 05/25/14 (b)                              9,037,980
  1,000,000   Vertafore, Inc.
                 Term Loan, 7.86%, 01/31/12                           1,008,120
              X-Rite, Inc.
                 First Lien Initial Term Loan,
    881,236      7.64%, 06/29/12                                        883,439
                 Second Lien Term Loan,
  1,000,000      10.35%, 06/28/13                                     1,015,000
                                                                  -------------
                                                                    190,791,986
                                                                  -------------

MANUFACTURING - 1.6%
  1,990,000   Acument Global Technologies,
                 Inc. (TFS Acquisition Corp.)
                 Term Loan, 8.82%, 08/11/13                           2,004,925
  1,333,333   CI Acquisition, Inc.
                 Term Loan B, 7.38%, 10/17/12                         1,338,333
  1,492,434   Coinmach Corp.
                 Tranche B-1 Term Loan,
                 7.88%, 12/19/12                                      1,503,941
              Elster Group GmbH (Nachtwache
              Acquisition GmbH)
                 USD Term Loan B1, 7.86%,
    868,082      08/01/13                                               873,507
                 USD Term Loan C1, 8.36%,
    868,082      08/01/14                                               877,848
              FCI International S.A.S
    509,497      Term Loan B2A, 03/10/14 (b)                            516,441
    509,497      Term Loan C2A, 03/10/15 (b)                            515,866
              FCI SA
    490,503      Term Loan B2B, 03/10/14 (b)                            497,189
    490,503      Tranche B4B, 11/03/13 (b)                              497,189
              FCI USA, Inc.
  1,000,000      Facility B1, 03/10/14 (b)                            1,013,630
    250,000      Tranche B5B, 11/03/13 (b)                              253,408

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               10

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

MANUFACTURING (CONTINUED)
              FR Brand Acquisition Corp.
                 First Lien Term Loan B, 7.63%,
  3,000,000      02/07/14                                             3,016,860
                 Second Lien Term Loan,
  1,000,000      11.38%, 02/07/15                                     1,010,620
  5,000,000   Generac Acquisition Corp.
                 Second Lien Term Loan,
                 11.35%, 05/12/14 (b)                                 4,895,800
  4,962,500   Global Petroleum Inc. (SPI
                 Petroleum)
                 Term Loan, 9.86%, 09/18/13                           4,999,719
  5,000,000   Jason, Inc.
                 Term Loan, 7.82%, 04/30/10 (b)                       5,025,000
              Matinvest 2 SAS
  2,250,000      B-2 Facility, 7.90%, 06/22/14                        2,280,938
  2,250,000      C-2 Facility, 8.08%, 06/22/15                        2,292,188
  2,000,000   Mueller Water Products, Inc.
                 Term Loan B, 05/24/14 (b)                            2,017,500
              Neggio Holding 4 GMBH
                 US Term Loan B, 7.58%,
    500,000      12/23/14                                               508,125
                 USD Term Loan C, 7.83%,
    500,000      12/23/15                                               510,000
  4,411,776   Polypore, Inc.
                 U.S. Term Loan, 8.32%,
                 11/12/11                                             4,422,806
  2,833,333   Quantum Corp.
                 First Lien Term Loan, 9.34%,
                 08/22/12                                             2,851,042
  3,209,375   United Central Industiral Supply
                 Co., LLC
                 Term Loan, 03/31/12 (b)                              3,221,410
                                                                  -------------
                                                                     46,944,285
                                                                  -------------
METALS/MINERALS - OTHER METALS/MINERALS - 2.1%
  1,234,375   Alpha Natural Resources LLC
                 Tranche B Term Loan, 7.10%,
                 10/26/12                                             1,239,782
  1,492,500   CST Industries, Inc.
                 Term Loan, 8.54%, 08/09/13                           1,491,575
  1,657,894   Euramax International Holdings
                 B.V.
                 Second Lien European Term
                 Loan, 12.36%, 06/29/13 (b)                           1,647,019
              Euramax International, Inc.
                 First Lien Domestic Term
  4,104,461      Loan, 7.88%, 06/29/12 (b)                            4,099,330
                 Second Lien Domestic Term
  3,342,106      Loan, 12.36%, 06/29/13 (b)                           3,302,402
 25,797,978   Freeport-McMoRan Copper &
                 Gold Inc.
                 Tranche B Term Loan, 7.07%,
                 03/19/14                                            25,917,681
  3,000,000   JW Aluminum Co.
                 Second Lien Term Loan,
                 11.57%, 12/15/13                                     3,007,500
  5,000,000   Kaiser Aluminum & Fabricated
                 Products, LLC
                 Term Loan, 9.60%, 07/06/11                           5,025,000

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

METALS/MINERALS - OTHER METALS/MINERALS (CONTINUED)
  9,691,345   Murray Energy Corp.
                 Tranche B Term Loan, 8.36%,
                 01/28/10 (b)                                         9,788,259
    779,600   Neo Material Technologies, Inc.
                 Term Loan, 8.94%, 08/31/09                             779,600
    765,225   Oglebay Norton Co.
                 Tranche B Term Loan, 7.85%,
                 07/31/12                                               772,877
  2,932,963   Universal Buildings Products, Inc.
                 Term Loan, 8.85%, 04/28/12                           2,918,298
                                                                  -------------
                                                                     59,989,323
                                                                  -------------
METALS/MINERALS - STEEL - 0.0%
              Standard Steel, LLC
                 Delayed Draw Term Loan,
    125,000      7.82%, 07/02/12 (d)                                    126,250
                 Initial Term Loan, 7.85%,
    827,083      07/02/12                                               835,354
                                                                  -------------
                                                                        961,604
                                                                  -------------
RETAIL - 5.4%
              Blockbuster Entertainment Corp.
                 Tranche A Term Loan, 8.37%,
  1,232,289      08/20/09                                             1,236,393
                 Tranche B Term Loan, 8.79%,
 25,786,017      08/20/11                                            25,941,765
  3,000,000   BTAC Holding Corp.
                 PIK Facility, 07/01/14 (b)                           3,028,500
 35,935,942   Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.61%, 05/28/13 (b)                      35,911,506
  2,932,875   Dollarama Group LP
                 Term Loan B, 7.36%, 11/18/11                         2,951,205
  4,000,000   Eddie Bauer, Inc.
                 Term Loan, 8.57%, 04/01/14                           4,025,000
  3,500,000   General Nutrition Centers, Inc.
                 Term Loan, 7.60%, 09/16/13                           3,501,470
    958,018   Harbor Freight Tools USA
                 Tranche C Term Loan, 7.57%,
                 02/12/13                                               964,408
 35,276,032   Home Interiors & Gifts, Inc.
                 Initial Term Loan, 10.39%,
                 03/31/11 (b)                                        25,986,795
    889,171   MAPCO Express, Inc./MAPCO
                 Family Centers, Inc.
                 Term Loan, 8.09%, 04/28/11                             893,066
 16,000,000   Michaels Stores, Inc.
                 Replacement Loan, 7.63%,
                 10/31/13                                            16,100,000
  2,000,000   Mother's Work, Inc.
                 Term Loan, 7.86%, 03/13/13                           2,011,240
  1,000,000   Movie Gallery, Inc.
                 Term Loan B, 04/27/11 (b)                              995,500
  8,444,557   Neiman Marcus Group, Inc.
                 (The)
                 Term Loan, 7.35%, 04/06/13                           8,514,647
  5,932,000   PetCo Animal Supplies, Inc.
                 Term Loan, 7.85%, 10/28/13                           5,988,829

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               11

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

RETAIL (CONTINUED)

  5,476,241   Sally Holdings, LLC
                 Term Loan B, 7.86%, 11/18/13                         5,528,703
  1,488,750   Sports Authority, Inc., The
                 Term Loan B, 7.60%, 05/03/13                         1,491,995
  2,000,000   Totes Isotoner Corp.
                 First Lien Term Loan, 01/31/13 (b)                   2,015,420
  4,000,000   Toys "R" Us
                 Tranche B Term Loan, 9.61%,
                 07/19/12                                             4,093,920
  4,000,000   TRU 2005 Holding Co. I, Ltd.
                 Term Loan, 8.32%, 10/09/10                           4,033,000
                                                                  -------------
                                                                    155,213,362
                                                                  -------------
SERVICE - ENVIRONMENTAL SERVICES - 0.5%
  1,492,119   Duratek, Inc.
                 Term Loan B, 7.63%, 06/07/13                         1,510,771
              EnergySolutions, LLC
                 Synthetic Letter of Credit,
    157,233      7.57%, 06/07/13                                        159,198
  3,219,625      Term Loan, 7.63%, 06/07/13                           3,259,870
              Safety-Kleen Systems, Inc.
                 Synthetic Letter of Credit,
  1,220,339      7.88%, 08/02/13                                      1,223,390
  4,654,576      Term Loan B, 7.88%, 08/02/13                         4,666,213
  4,000,000   Valleycrest Companies LLC
                 Term Loan, 7.35%, 03/12/14                           4,016,240
                                                                  -------------
                                                                     14,835,682
                                                                  -------------
SERVICE - OTHER SERVICES - 2.7%
  4,000,000   Audio Visual Services Group, Inc.
                 Second Lien Loan, 10.85%,
                 08/28/14                                             4,020,000
  1,950,000   Cydcor, Inc.
                 First Lien Tranche B Term
                 Loan, 8.61%, 02/05/13                                1,940,250
  9,974,874   Education Management LLC
                 Term Loan C, 7.38%, 06/01/13                        10,020,260
              Koosharem Corp.
                 First Lien Term Loan, 9.86%,
  2,887,500      06/30/12                                             2,919,984
                 Second Lien Term Loan,
  1,000,000      15.75%, 06/30/13                                     1,005,000
  6,902,849   NES Rentals Holdings, Inc.
                 Second Lien Permanent Term
                 Loan, 12.13%, 07/20/13                               7,006,391
  9,749,049   Rental Service Corp.
                 Second Lien Initial Term Loan,
                 8.86%, 11/30/13                                      9,939,935
 37,250,000   Sabre, Inc.
                 Initial Term Loan, 7.61%,
                 09/30/14                                            37,323,755
    781,594   Survey Sampling International LLC
                 Term Loan, 7.85%, 05/06/11                             785,502
              United Rentals, Inc.
                 Initial Term Loan, 7.32%,
  1,364,329      02/14/11                                             1,373,061

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

SERVICE - OTHER SERVICES (CONTINUED)
              United Rentals, Inc.(continued)
                 Tranche B Credit-Linked
  2,710,600      Deposit, 5.32%, 02/14/11                             2,729,249
                                                                  -------------
                                                                     79,063,387
                                                                  -------------
TELECOMMUNICATIONS - 7.1%
  1,931,507   American Messaging Services, Inc.
                 Senior Secured Note, 11.57%,
                 09/30/08                                             1,945,993
              Global Tel Link Corp.
                 Synthetic Deposit, 8.82%,
     65,217      02/13/08 (d)                                            65,870
    776,739      Term Facility, 8.85%, 02/14/08                         786,448
 39,250,000   Gray Television, Inc.
                 Term Loan B, 6.85%, 12/31/14                        39,213,105
  9,950,000   Intelsat Corp.
                 Tranche B-2 Term Loan,
                 7.35%, 01/03/14                                     10,033,580
 38,250,000   Level 3 Financing, Inc.
                 Term Loan, 7.61%, 03/13/14 (b)                      38,483,325
  1,468,534   Maritime Telecommunications
                 Network, Inc.
                 First Lien Term Loan, 8.10%,
                 05/11/12                                             1,470,370
  4,000,000   PaeTec Communications, Inc.
                 Initial Term Loan, 8.82%,
                 02/28/13                                             4,051,280
  5,000,000   RCN Corp.
                 Term Loan, 04/25/14 (b)                              5,042,200
  2,527,234   Revolution Studios
                 Tranche B Term Loan, 9.07%,
                 12/21/14                                             2,546,188
              Sorenson Communications, Inc.
                 Second Lien Term Loan,
  4,554,203      12.32%, 02/16/14                                     4,622,516
                 Tranche C Term Loan, 8.32%,
  8,424,240      08/16/13                                             8,442,689
  3,712,500   Stratos Global Corp./Stratos
                 Funding LP
                 Term B Facility, 8.10%,
                 02/13/12                                             3,734,144
  6,482,347   Time Warner Telecom Holdings Inc.
                 Term Loan B, 7.32%, 01/07/13                         6,529,604
              Univision Communications, Inc.
                 Initial Term Loan, 7.57%,
 69,530,201      09/29/14                                            69,548,974
                 Second-Lien Loan, 7.82%,
  8,000,000      03/29/09                                             8,003,760
                                                                  -------------
                                                                    204,520,046
                                                                  -------------
TELECOMMUNICATIONS - CLEC - 0.3%
  7,875,000   Consolidated Communications, Inc.
                 Term Loan D, 7.10%, 10/14/11                         7,929,180
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               12

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
  2,000,000   Pine Tree Holdings/Country
                 Road Communications, Inc.
                 Second Lien Tranche B Term
                 Loan, 13.15%, 07/15/13                               2,020,000
                                                                  -------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.5%
  6,500,000   FairPoint Communications, Inc.
                 Replacement B Term Loan,
                 7.13%, 02/08/12                                      6,514,170
    991,111   Hawaiian Telcom
                 Communications, Inc.
                 Tranche B Term Loan, 7.60%,
                 10/31/12                                               994,828
  6,500,000   Qwest Corp.
                 Tranche B Term Loan, 6.95%,
                 06/30/10 (e)                                         6,670,625
                                                                  -------------
                                                                     14,179,623
                                                                  -------------
TRANSPORTATION - AUTO - 6.5%
     49,188   Carey International, Inc.
                 Second Lien Term Loan,
                 16.53%, 05/10/12                                        48,696
    310,307   Cooper-Standard Automotive
                 Canada Ltd.
                 Tranche B Term Loan, 7.88%,
                 12/23/11                                               312,246
              Cooper-Standard Automotive, Inc.
  2,194,277      Term Loan D, 7.88%, 12/23/11                         2,207,991
                 Tranche C Term Loan, 7.88%,
     83,280      12/23/11                                                83,800
 27,000,000   Dana Corp.
                 Term Loan, 7.88%, 04/13/08 (b)                      27,098,280
              Delphi Corp.
                 First Lien DIP Term Loan
  6,000,000      Tranche B, 7.63%, 12/31/07 (b)                       6,038,760
                 Second Lien DIP Term Loan,
 36,000,000      8.13%, 12/31/07                                     36,162,000
  3,107,500      Tranche C Loan, 12/31/07 (b)                         3,121,484
  6,000,000   Federal-Mogul Corp.
                 Superpriority Senior Secured
                 DIP Term Loan, 12/31/07 (b)                          6,000,000
 52,867,500   Ford Motor Co.
                 Term Loan, 8.36%, 12/16/13                          53,357,582
 12,468,750   General Motors Corp.
                 Secured Term Loan, 7.73%,
                 11/29/13                                            12,591,443
  2,000,000   Gleason Works (The)
                 Second Lien Term Loan,
                 10.84%, 12/30/13                                     2,022,500
  5,500,000   Goodyear Tire & Rubber Co.
                 Third Lien Term Loan, 8.82%,
                 03/01/11                                             5,544,660
              Hertz Corp. (The)
                 Letter of Credit, 5.35%,
    444,444      12/21/12                                               448,102
                 Tranche B Term Loan, 7.08%,
  2,482,667      12/21/12                                             2,503,496
              Key Safety Systems, Inc.
                 First Lien Term Loan, 7.99%,
 13,425,000      03/08/14 (b)                                        13,437,620

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
              Key Safety Systems, Inc. (continued)
                 Second Lien Term Loan,
  2,000,000      10.32%, 09/08/14 (b)                                 2,020,000
  3,988,000   Lear Corp.
                 First Lien Term Loan B, 7.85%,
                 04/25/12                                             3,996,295
  1,995,000   Pep Boys, The - Manny, Moe, & Jack
                 Term Loan, 7.36%, 10/27/13                           2,009,963
  3,804,718   Tire Rack Holdings, Inc.
                 Tranche B Term Loan, 7.10%,
                 06/24/12                                             3,818,986
    493,182   United Components, Inc.
                 Tranche D Term Loan, 7.61%,
                 06/30/12                                               496,264
  5,640,000   Vanguard Car Rental USA
                 Holding, Inc.
                 Term Loan, 8.35%, 06/14/13                           5,693,580
                                                                  -------------
                                                                    189,013,748
                                                                  -------------
TRANSPORTATION - LAND - 0.6%
    997,500   JHT Holdings, Inc.
                 Term Loan B, 8.61%, 12/21/12                           999,994
  1,990,000   OSHKOSH TRUCK CORP.
                 Term Loan B, 7.10%, 12/06/13                         2,000,945
  2,559,171   Ozburn-Hessey Holding Co., LLC
                 Term Loan, 8.78%, 08/10/12                           2,565,569
              Quality Distribution, Inc.
                 Synthetic Letters of Credit,
  2,427,481      5.25%, 11/13/09                                      2,427,481
    861,572      Term Loan, 8.32%, 11/13/09 (f)                         861,572
  5,591,786      Term Loan, 8.32%, 11/13/09                           5,591,786
  4,125,967   SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 11.60%, 12/01/10                                     3,986,716
                                                                  -------------
                                                                     18,434,063
                                                                  -------------
UTILITIES - 5.0%
  2,000,000   ANP Funding I, LLC
                 Tranche A Term Loan, 8.85%,
                 07/29/10                                             2,018,760
              Astoria Generating Co.
              Acquisitions LLC
                 First Lien Term Loan B, 7.34%,
    706,873      02/23/12                                               712,422
                 Second Lien Term Loan C,
  4,500,000      9.10%, 08/23/13                                      4,558,230
              Boston Generating LLC
                 First Lien Synthetic Letter of
                 Credit Facility, 5.23%,
  2,068,966      12/20/13                                             2,084,483
                 First Lien Synthetic Revolving
    579,310      Credit, 7.60%, 12/20/13                                583,655
                 First Lien Term Loan, 7.60%,
  9,328,345      12/20/13                                             9,398,307
  2,000,000      Mezzanine, 12.35%, 12/21/16                          2,196,240
                 Second Lien Term Loan,
  2,000,000      9.57%, 06/20/14                                      2,054,000
              Coleto Creek Power, LP
                 First Lien Synthetic Letter of
    755,601      Credit, 06/28/13 (b)                                   760,323

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               13

MAY 31, 2007                              HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

UTILITIES (CONTINUED)
              Coleto Creek Power, LP (continued)
                 First Lien Term Loan, 8.11%,
  7,890,816      06/28/13 (b)                                         7,949,997
                 Second Lien Term Loan,
  5,955,000      9.36%, 06/28/13                                      5,969,888
                 Synthetic Facility, 8.26%,
    318,471      06/28/13                                               320,462
              Covanta Energy Corp.
                 Funded Letter of Credit,
    329,897      5.21%, 02/09/14                                        330,309
    670,103      Term Loan, 6.88%, 02/09/14                             672,616
  5,000,000   Entegra TC LLC
                 Third Lien Term Loan,
                 04/02/14 (b)                                         5,217,200
  3,960,000   GBGH LLC
                 First Lien Term Loan, 10.86%,
                 08/07/13                                             3,969,900
  1,496,250   Kelson Canada, Inc.
                 First Lien Term Loan, 7.60%,
                 02/13/14                                             1,507,472
    448,718   Kelson Energy Inc
                 First Lien Term Loan, 03/08/14 (b)                     445,631
              Kelson Finance LLC
                 Term B Advance (First Lien),
  4,500,000      8.57%, 03/08/13                                      4,484,070
                 Term B Advance (First Lien),
    448,718      11.82%, 03/08/14                                       445,631
              Longview Power, LLC
                 Synthetic Line of Credit,
    133,333      7.63%, 02/28/14                                        134,292
                 Synthetic Revolver, 7.63%,
  2,000,000      02/28/13                                             1,996,800
    400,000      Term B Loan, 7.61%, 02/28/14                           402,876
              Mach Gen, LLC
                 First Lien Term B Loan, 7.36%,
  5,423,906      02/22/14                                             5,428,625
                 Synthetic Letter of Credit,
    562,500      7.35%, 02/22/13                                        562,989
              Magnolia Energy LP
                 Additional PCLC Facility,
     15,022      12/14/11 (b)                                            15,022
  2,252,457      Facility A, 12/14/11 (b)                             2,252,457
    232,522      Facility B, 12/14/11 (b)                               232,522
  2,420,401   Mirant North America, LLC
                 Term Loan, 7.07%, 01/03/13                           2,428,267
              NATG Holdings LLC
                 Credit-Linked Certificate of
      8,316      Deposit, 6.08%, 01/23/09 (c)                             7,235
    126,579      Term Loan A, 8.75%, 01/23/09 (c)                        22,468
                 Term Loan B-1, 12.25%,
     92,678      01/23/10 (c)                                            16,219
                 Term Loan B2, 12.25%,
      9,144      01/23/10 (c)                                             8,595
              NE Energy, Inc.
                 First Lien Term Loan B, 7.85%,
  4,471,545      11/01/13                                             4,516,260
                 Second Lien Term Loan,
  1,000,000      9.88%, 05/01/14                                      1,015,620
                 Synthetic Line of Credit,
    528,455      7.85%, 11/01/13                                        533,740

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

UTILITIES (CONTINUED)
              NRG Energy, Inc.
                 Credit-Linked Certificate of
  6,898,925      Deposit, 7.35%, 02/01/13                             6,914,861
 15,016,658      Term Loan, 7.35%, 02/01/13                          15,064,410
              Reliant Energy, Inc.
                 Pre-Funded Letter of Credit,
  2,142,857      5.19%, 12/01/10                                      2,155,800
  2,850,000      Term Loan, 7.70%, 12/01/10                           2,867,214
              Ridgefield Acquisition Sarl
  4,671,923      Facility B3, 7.61%, 03/31/15                         4,730,322
  4,671,923      Facility C3, 7.86%, 03/31/16                         4,753,681
  4,487,632   Riverside Energy Center LLC
                 Term Loan, 9.59%, 06/24/11                           4,588,604
              Rocky Mountain Energy Center LLC
                 Credit-Linked Certificate of
    361,073      Deposit, 5.26%, 06/24/11                               369,197
  2,857,277      Term Loan, 9.59%, 06/24/11                           2,921,566
              TECO Panda - Union Power
              Partners, L.P.
                 Tranche A Term Loan,
    919,811      06/01/12 (b) (f)                                     1,668,694
                 Tranche B Term Loan,
    883,019      06/01/20 (b) (f)                                     1,601,946
              TECO Panda Generating Co. -
              Gila River Power L.P.
                 Tranche A Term Loan,
  1,563,679      06/01/12 (b) (f)                                     2,836,780
                 Tranche B Term Loan,
  1,508,491      06/01/20 (b) (f)                                     2,736,658
              TECO Panda Generating Co. -
              Gila River Power Station
                 Tranche A Term Loan, 4.00%,
    962,264      06/01/12                                             1,745,711
                 Tranche B Term Loan, 9.00%,
    928,302      06/01/20                                             1,684,097
              TECO Panda- Union Power
              Partners, L.P.
                 Tranche A Term Loan, 4.00%,
    566,038      06/01/12                                             1,026,889
                 Tranche B Term Loan, 9.00%,
    543,396      06/01/20                                               985,813
              TPF Generation Holdings LLC
  5,608,250      First Lien Term Loan, 12/15/13 (b)                   5,650,761
                 Second Lien Term Loan,
  4,000,000      9.62%, 12/15/14                                      4,079,160
                 Synthetic Line of Credit,
  1,055,009      12/15/13 (b)                                         1,063,006
    330,724      Synthetic Revolver, 12/15/11 (b)                       333,231
                                                                  -------------
                                                                    145,031,984
                                                                  -------------
WIRELESS - CELLULAR/PCS - 4.2%
              American Cellular Corp.
                 Delayed Draw Term Loan,
     76,923      03/08/14 (b) (d)                                        76,923
                 Tranche B Term Loan, 7.32%,
  6,439,206      03/31/14 (b)                                         6,478,678
  3,562,535   Centennial Cellular Operating Co.
                 Term Loan, 7.36%, 02/09/11                           3,591,925

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               14

MAY 31, 2007                              HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

SENIOR LOANS (CONTINUED)

WIRELESS - CELLULAR/PCS (CONTINUED)
 42,116,402   Cricket Communications, Inc.
                 Term B Loan, 7.60%, 06/16/13                        42,551,043
 11,678,302   Insight Midwest Holdings, LLC
                 Term Loan B, 7.35%, 04/07/14                        11,769,159
 56,648,716   MetroPCS Wireless, Inc.
                 Tranche B Term Loan, 7.63%,
                 11/04/13 (b)                                        57,231,064
                                                                  -------------
                                                                    121,698,792
                                                                  -------------
WIRELESS - WIRELESS INFRASTRUCTURE - 0.1%
  2,000,000   CellNet Data Systems, Inc.
                 Second Lien Term Loan,
                 9.57%, 10/12/11                                      2,027,500
  1,970,000   DPI Holdings, LLC
                 Term Loan, 7.35%, 09/30/10                           1,967,538
                                                                  -------------
                                                                      3,995,038
                                                                  -------------

              TOTAL SENIOR LOANS
                 (COST $3,223,063,293)                            3,236,679,973
                                                                  -------------
FOREIGN DENOMINATED SENIOR LOANS (a) - 15.4%

AUSTRALIA - 1.8%

EUR
              PBL Media Finance Pty Ltd.
  5,500,000      Term Loan A, 02/07/13 (b)                            4,495,083
 37,500,000      Term Loan B, 02/07/13 (b)                           30,804,098
 20,000,000   Seven Media Group
                 Facility A Term Loan, 02/22/12 (b)                  16,428,853
                                                                  -------------
                                                                     51,728,034
                                                                  -------------
AUSTRIA - 1.0%

EUR
 20,000,000   Sacher Funding Ltd.
                 Euro Term Loan, 9.96%,
                 05/14/14                                            28,123,907
                                                                  -------------
DENMARK - 0.5%

EUR
              Nordic Telephone Co. Holdings APS
                 Euro Facility B2, 5.88%,
  2,287,820      05/02/14                                             3,119,008
                 Euro Facility C2, 6.13%,
  3,000,000      05/02/15                                             4,094,975
  5,000,000   Nyco Holdings 3 ApS
                 Facility D (Second Lien),
                 8.92%, 06/29/16                                      6,807,062
                                                                  -------------
                                                                     14,021,045
                                                                  -------------
FRANCE - 1.5%

EUR
              Ypso Holding SA
                 Capex Term Loan, 2.25%,
    133,622      12/15/12 (d)                                           179,286

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

FRANCE (CONTINUED)

EUR
                 Eur B (Acq) 1 Facility, 6.36%,
  3,466,793      06/15/14                                             4,702,287
                 Eur B (Acq) 2 Facility, 6.36%,
  5,656,346      06/15/14                                             7,672,153
                 Eur B (Recap) 1 Facility,
  8,983,252      6.36%, 06/15/14                                     12,161,491
  4,690,407      Eur C (Acq), 6.61%, 12/31/15                         6,424,080
                 Eur C (Recap), 6.61%,
  8,809,593      12/31/15                                            11,999,060
                                                                  -------------
                                                                     43,138,357
                                                                  -------------
GERMANY - 1.0%

EUR
  9,000,000   Iesy Hessen/GMBH & Co. KG
                 Euro Senior Secured Term
                 Loan, 7.10%, 10/15/11                               12,322,712
              Kabel Baden Wurttemburg GMBH
              & CO. KG
                 Second Lien Facility, 8.74%,
  2,500,000      12/09/15                                             3,416,651
                 Term B Facility, 6.24%,
  1,826,284      06/09/14                                             2,492,469
                 Term C Facility, 6.74%,
  1,826,284      06/09/15                                             2,491,314
  2,524,105   RD German Holdings GMBH
                 Euro Term Commitment,
                 6.01%, 03/02/14                                      3,407,477
    879,378   Schieder Mobel Holding, GMBH
                 Delayed Draw Term Loan,
                 13.03%, 07/20/07 (d) (e)                             1,186,285
                                                                  -------------
                                                                     25,316,908
                                                                  -------------
ITALY - 1.2%

EUR
              Global Garden Products
  1,500,000      Facility B, 04/30/15 (b)                             2,043,693
  1,500,000      Facility C, 04/30/16 (b)                             2,053,785
              Pirelli Cables
                 Euro Term Loan B, 6.37%,
    849,312      08/04/12                                             1,150,732
                 Euro Term Loan C2, 6.66%,
    875,000      08/04/12                                             1,191,424
              Wind Telecommunicatione S.p.A.
                 A1 Term Loan Facility, 5.64%,
  7,817,754      05/26/12                                            10,547,667
                 B1 Term Loan Facility, 6.51%,
  6,750,000      05/27/13                                             9,134,127
                 C1 Term Loan Facility, 7.26%,
  6,750,000      05/26/14                                             9,169,006
                                                                  -------------
                                                                     35,290,434
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               15

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

NETHERLANDS - 1.2%

EUR
              Amsterdamse Beheer- En
              Consultingmaatschappij B.V.
                 Casema B1 Term Loan,
  4,388,443      6.36%, 09/12/14                                      5,992,786
                 Casema B2 Term Loan,
  2,279,577      6.36%, 09/12/14                                      3,115,408
                 Casema C Term Loan, 6.86%,
  6,668,019      09/12/15                                             9,139,657
                 Casema D Term Loan Second
  1,500,000      Lien, 8.11%, 03/12/16                                2,070,579
                 Kabelcom B Term Loan,
  5,150,162      6.36%, 09/12/14                                      7,038,523
                 Kabelcom C Term Loan,
  5,150,162      6.86%, 09/12/15                                      7,047,255
                 Kabelcom D Term Loan
  1,000,000      Second Lien, 8.11%, 03/12/16                         1,380,386
                                                                  -------------
                                                                     35,784,594
                                                                  -------------
SPAIN - 0.3%

EUR
              Gasmedi 2000 S.A. / Nattai, S.L.U.
                 Tranche B Term Loan, 6.65%,
  1,666,667      08/11/14                                             2,248,343
                 Tranche C Term Loan, 7.15%,
  1,666,667      08/11/15                                             2,248,343
                 Tranche E Second Lien Term
  1,666,667      Loan, 8.90%, 02/11/16                                2,270,770
  2,000,000   Maxi PIX SARL
                 PIK Loan, 11.85%, 05/31/16                           2,790,860
                                                                  -------------
                                                                      9,558,316
                                                                  -------------
SWEDEN - 0.4%

EUR
  3,500,000   B-FLY 2 AB
                 Euro Term Loan B2, 6.11%,
                 12/30/15                                             4,790,470
              Nordic Cable Acquisition
              (ComHem)
                 Facility B2 Com Hem Comm,
 15,333,333      5.88%, 01/31/14                                      2,248,720
                 Facility C2 Com Hem, 6.00%,
 14,666,667      01/31/15                                             2,158,907
                 Facility D Com Hem, 7.75%,
  5,000,000      07/31/15                                               737,799
                                                                  -------------
                                                                      9,935,896
                                                                  -------------
UNITED KINGDOM - 6.2%

GBP
  3,000,000   AA Acquistions Co., Ltd.
                 Additional Term Loan B,
                 7.90%, 03/12/15                                      6,029,434
  4,000,000   Airport Development &
                 Investment Ltd. (BAA)
                 Facility B, 9.49%, 04/07/11                          7,968,668
              All3Media Intermediate Ltd.
  1,180,825      Facility B, 8.20%, 08/31/14                          2,341,609

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

UNITED KINGDOM (CONTINUED)

GBP
              All3Media Intermediate Ltd.
              (continued)
  4,281,271      Facility C, 8.70%, 08/31/15                          8,532,224
  3,000,000      Facility D, 10.57%, 02/29/16                         6,075,187
                 Mezzanine Loan, 9.25%,
  3,523,711      08/31/16                                             7,161,873
    994,975   Ansco UK Finance CO. Ltd.
                 Tranche B Term Loan, 8.02%,
                 03/08/12                                             1,973,063
  1,246,875   Aramark Corp.
                 U.K. Term Loan, 7.71%,
                 01/26/14                                             2,478,754
  1,364,688   Champion Home Builders Co.
                 Term Loan, 7.93%, 10/31/12                           2,658,973
              Forgings International Ltd. (Firth
              Rixon)
                 Term B1 (GBP), 7.56%,
    500,000      09/11/14                                             1,002,018
                 Term C1 (GBP), 7.98%,
    500,000      09/11/15                                             1,003,877
              Highland Acquisitions Ltd.
  1,000,000      Facility B, 8.26%, 01/31/14                          1,983,028
  1,000,000      Facility C, 8.76%, 01/31/15                          1,992,919
                 Mezzanine Facility, 15.42%,
  1,000,000      01/31/16                                             2,004,668
  2,250,000   IPC Systems, Inc.
                 Tranche B-2 Term Loan,
                 05/31/14 (b)                                         4,472,940
  1,689,475   Knowledgepoint360 Group LLC
                 U.K. Term Loan, 8.92%,
                 04/26/14 (e)                                         3,308,502
              Lion / Katsu Investments
              (Wagamama)
  5,000,000      Facility B, 8.01%, 06/30/13                         10,001,682
  4,400,000      Facility C, 8.51%, 06/30/14                          8,844,998
                 Facility E (Second Lien),
  3,000,000      10.76%, 12/31/14                                     6,082,605
  3,125,000   Osprey Acquisitions Ltd.
                 Term Tranche 2, 8.21%,
                 02/18/12                                             6,258,778
              Peacock Group (The)
  2,250,000      Facility B, 8.21%, 10/30/13                          4,478,504
  2,250,000      Facility C, 7.83%, 10/30/14                          4,478,504
  4,895,408   PlayPower, Inc.
                 Add-On Term Loan, 8.17%,
                 06/30/12 (b)                                         9,780,359
              Ristretto Investissements SAS
              (Algeco)
    437,500      Tranche E-B2, 09/30/13 (b)                             874,065
    437,500      Tranche E-C2, 09/30/14 (b)                             878,392
              Safety-Kleen JPMP SK Holdings
              Ltd.
                 Euro Term Loan C, 6.81%,
  1,817,400      12/20/14                                             2,473,840
                 GBP Term Loan B1, 7.93%,
  1,350,000      12/14/12                                             2,697,116
  1,381,832   SunGard UK Holdings, Ltd.
                 U.K. Term Loan B, 7.62%,
                 02/12/14                                             2,750,461
              Towergate Partnership Ltd.
  3,125,000      Facility A, 8.18%, 10/31/12                          6,250,990
  3,125,000      Facility B, 8.68%, 10/31/13                          6,282,021

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               16

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
--------------------                                              -------------

FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

UNITED KINGDOM (CONTINUED)

GBP
              Trinitybrook PLC
                 Term Loan B1, 8.12%,
  2,500,000      07/31/13                                             4,961,972
                 Term Loan C1, 8.87%,
  2,500,000      07/31/14                                             4,970,379
              United Biscuits Holdco Ltd.
 12,383,459      Facility B1, 8.23%, 12/10/14                        24,893,561
                 Second Lien Facility, 9.73%,
  3,500,000      06/10/16                                             7,090,142
  1,750,000   Virgin Media Investment
                 Holdings Ltd.
                 C Facility, 8.48%, 03/03/13                          3,581,730
                                                                  -------------
                                                                    178,617,836
                                                                  -------------
UNITED STATES - 0.4%

EUR
              Hayes Lemmerz International., Inc.
                 Synthetic Letter of Credit,
    518,182      05/30/14 (b)                                           697,287
  8,981,818      Term Loan Facility, 05/30/14 (b)                    12,086,307
                                                                  -------------
                                                                     12,783,594
                                                                  -------------
              TOTAL FOREIGN DENOMINATED
                 SENIOR LOANS
                 (COST $425,342,876)                                444,298,921
                                                                  -------------
CORPORATE NOTES AND BONDS - 0.1%
  2,000,000   Spansion LLC
                 Senior Secured Notes, 8.49%,
                 06/01/13                                             2,035,000
              TOTAL CORPORATE NOTES AND
                 BONDS
                 (COST $2,000,000)                                    2,035,000
                                                                  -------------

  SHARES
  ------

COMMON STOCKS (g) - 1.3%

UTILITIES - 1.1%
    686,885   Mirant Corp.                                           31,871,451
                                                                  -------------
WIRELESS - CELLULAR/PCS - 0.2%
     76,137   Leap Wireless International, Inc.                       6,506,668
                                                                  -------------
              TOTAL COMMON STOCKS
                 (COST $18,700,164)                                  38,378,119
                                                                  -------------
PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
     14,382   Superior Telecom, Inc., Series A                           12,944
                                                                  -------------
              TOTAL PREFERRED STOCK
                 (COST $14,382)                                          12,944
                                                                  -------------

   UNITS                                                            VALUE ($)
   -----                                                          -------------

WARRANT - 0.0%

OIL AND GAS - 0.0%
    141,093   Monitor Oil                                                     0
                                                                  -------------
              TOTAL WARRANT
                 (COST $0)                                                    0
                                                                  -------------

  SHARES
  ------

CLAIMS (h) - 0.0%

UTILITIES - 0.0%
 18,500,000   Mirant Corp.                                            1,410,625
                                                                  -------------
              TOTAL CLAIMS
                 (COST $2)                                            1,410,625
                                                                  -------------
TOTAL INVESTMENTS - 128.7%
   (cost of $3,669,120,717) (j)                                   3,722,815,582
                                                                  -------------
OTHER ASSETS & LIABILITIES, NET - (28.7)%                          (830,954,243)
                                                                  -------------
NET ASSETS - 100.0%                                               2,891,861,339
                                                                  =============

----------

Forward foreign currency contracts outstanding as of May 31, 2007 were as follows:

                                Principal                             Net
Contracts                        Amount                            Unrealized
to Buy or                      Covered by                         Appreciation
 to Sell        Currency        Contracts       Expiration       (Depreciation)
-------------------------------------------------------------------------------
  Sell             EUR         50,000,000        06/06/07         $  (140,986)
  Sell             EUR         60,000,000        07/10/07          (2,305,302)
  Sell             EUR         48,000,000        08/01/07          (2,075,522)
  Sell             EUR         28,000,000        08/02/07          (1,173,209)
  Sell             GBP         25,000,000        06/07/07            (58,758)
  Sell             GBP         45,000,000        07/10/07          (2,144,619)
                                                                  -----------
                                                                  $(7,898,396)
                                                                  ===========

(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (d), all senior loans carry a variable rate interest). These base lending rates are generally
      (h) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c) The issuer is in default of certain debt covenants. Income is not being accrued.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               17

MAY 31, 2007                               HIGHLAND FLOATING RATE ADVANTAGE FUND

(d) Senior Loan Notes have additional unfunded loan commitments. As of May 31, 2007, the fund had unfunded loan commitments of $47,992,657, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                     UNFUNDED
                                                                       LOAN
BORROWER                                                            COMMITMENT
--------                                                          -------------
American Building Co.                                             $     239,463
American Cellular Corp.                                                 483,871
Autocam Corp.                                                            38,773
Atrium Cos., Inc.                                                       547,059
Buffets Holdings, Inc.                                                  984,625
Cannery Casino Resorts LLC                                            2,244,094
Cornerstone Healthcare Group Holding, Inc.                              562,525
Covanta Energy Corp.                                                  1,000,000
Cricket Communications, Inc.                                          6,500,000
DeCrane Aircraft Holdings, Inc.                                       2,000,000
DHM Holdings Co.                                                         84,967
Drake Hotel Acquistion                                                  980,659
Federal-Mogul Corp.                                                     117,897
Fenwal, Inc.                                                          2,178,571
FleetCor Technologies Operating Co., LLC                                666,667
Global Tel Link Corp.                                                   260,869
Global Tel Link Corp.                                                   391,304
III Exploration II LP                                                 1,500,000
Interstate Bakeries Corp.                                             7,500,000
Longview Power, LLC                                                     466,667
Longview Power, LLC                                                   1,125,000
Lucite Internatioanl                                                    480,916
Meg Energy Corp.                                                      3,000,000
Millennium Digital Media Systems, LLC                                 4,250,709
NES Rentals                                                             666,667
Readers Digest Association, Inc. (The)                                1,177,500
Reliant Pharmaceuticals, Inc.                                         1,046,512
Schieder Mobel Holding, GMBH                                             24,721
Sorenson Communications, Inc.                                         2,000,000
Standard Steel, LLC                                                      41,667
Univision Communications, Inc.                                        4,469,799
Valassis Communications, Inc.                                           426,667
Ypso Holding SA                                                         534,488
                                                                  -------------
                                                                  $  47,992,657
                                                                  =============

(e)   Fixed rate senior loan or corporate note.

(f)   Loan held on participation.

(g)   Non-income producing security.

(h) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.

(i)   Cost for Federal income tax purposes is $3,667,721,739.

           Gross unrealized appreication  $ 69,180,945
           Gross unrealized depreciation   (14,087,102)
                                          $ 55,093,843

EUR   Euro Currency

GBP   Great Britain Pound

PIK   Payment in Kind

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                         INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Cable - International Cable                                                 3.6%
Financial                                                                   2.3%
Broadcasting                                                                2.2%
Telecommunications                                                          2.0%
Food/Tobacco - Food/Tobacco Producers                                       1.2%
Retail                                                                      0.9%
Consumer Non-Durables                                                       0.5%
Transportation - Auto                                                       0.4%
Other                                                                       2.3%
                                                                          -----
Total                                                                      15.4%
                                                                          =====

SECURITY VALUATION:

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               18

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     JULY 11, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.